Subsequent events (Narrative) (Details)			1 Months Ended								12 Months Ended
	Apr. 03, 2018 CAD ($)	Feb. 05, 2018 CAD ($)	Apr. 20, 2018 CAD ($)	Jan. 31, 2018 CAD ($) $ / shares	Dec. 27, 2017 CAD ($) $ / shares	Dec. 20, 2017 CAD ($) $ / shares	Oct. 24, 2017 CAD ($) $ / shares	Aug. 30, 2017 CAD ($) $ / shares	Apr. 30, 2016 CAD ($) $ / shares	Mar. 31, 2016 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of units granted					1,250,000	1,813,333	6,750,000	8,333,333	3,380,000	9,120,000
Equity Issuance, Price per Unit | $ / shares					$ 0.60	$ 0.60	$ 0.35	$ 0.06	$ 0.02	$ 0.02
Proceeds from issuance of units					$ 750,000	$ 1,088,000	$ 2,362,500	$ 500,000	$ 67,600	$ 182,400
Weighted average exercise price of warrants granted in share-based payment arrangement					0.70	0.70	0.45		$ 0.10	$ 0.10	$ 0.25	$ 0.10
Payments for finder's fees					$ 45,000	$ 59,160	$ 126,313
Number of broker warrants granted in share based payment arrangement					75,000	98,600	396,000		10,800	90,000	569,600
Subscriptions received											$ 27,000	$ 0
Number of warrants exercised in share-based payment arrangement											855,000	0
Weighted average exercise price of warrants exercised in share-based payment arrangement											$ 0.06	$ 0
Number of share options granted in share-based payment arrangement											1,150,000	1,475,000
Subsequent events [Member]
Statement [Line Items]
Number of units granted				960,000
Equity Issuance, Price per Unit | $ / shares				$ 0.60
Proceeds from issuance of units				$ 576,000
Weighted average exercise price of warrants granted in share-based payment arrangement				0.70
Payments for finder's fees				$ 22,080
Number of broker warrants granted in share based payment arrangement				36,800
Number of share options granted in share-based payment arrangement	200,000	850,000	75,000
Price of share options granted	$ 0.60	$ 0.55	$ 0.60
Description of vesting requirements for share-based payment arrangement	The options vest as to 25,000 on the date of grant and 25,000 every three months thereafter.	Of the 850,000 stock options granted, 600,000 vested immediately and the remaining 250,000 vest as to 25% every three months from the date of grant.	The options vest on October 20, 2018.
Subsequent events - exercise of warrants 1 [Member]
Statement [Line Items]
Exercise of warrants (Shares) | shares											300,000
Number of warrants exercised in share-based payment arrangement											300,000
Weighted average exercise price of warrants exercised in share-based payment arrangement											$ 0.10
Subsequent events - exercise of warrants 2 [Member]
Statement [Line Items]
Exercise of warrants (Shares) | shares											100,000
Number of warrants exercised in share-based payment arrangement											100,000
Weighted average exercise price of warrants exercised in share-based payment arrangement											$ 0.07